Note 6 - Inventory - Components of Inventory (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Raw materials	$ 98,370	$ 112,768	$ 662,458
Finished goods	212,361	260,105	358,386
Work in process	126,102	151,709	96,036
	$ 436,833	$ 524,582	$ 1,116,880